Joint venture transaction - Disclosure of recognized associates (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Less net assets derecognized
Cash and cash equivalents		$ 10,358	$ 31,109	$ 49,330
Prepaid expenses and deposits		180	347
Mineral properties, plant and equipment		114	90
Accounts payable and accrued liabilities		(3,473)	$ (2,234)
Loss associated with loss of control of former Ghanaian subsidiaries		$ 143,261
Ghana [Member]
Fair Value Of Interest Retained [Abstract]
Fair value of financial assets (note 7)	$ 168,081
Fair value of equity interest in JV	127,314
Fair value of interest retained	295,395
Less net assets derecognized
Cash and cash equivalents	24,368
Receivables	6,356
Inventories	63,460
Prepaid expenses and deposits	3,274
VAT receivable	9,672
Reclamation deposit	1,851
Exploration and evaluation assets	13,085
Mineral properties, plant and equipment	602,989
Accounts payable and accrued liabilities	(47,269)
Financial liabilities	(165,000)
Long-term incentive plan liability	(64)
Asset retirement provisions	(31,217)
Deferred income tax liability	(53,211)
Non-controlling interest	(899)
Net assets derecognized	427,395
Loss of control of subsidiaries	(132,000)
Accelerated accretion on long-term debt (note 16)	(6,226)
Transaction costs directly related to JV Transaction	(5,035)
Loss associated with loss of control of former Ghanaian subsidiaries	$ 143,261